General Information (Details) - USD ($) $ in Thousands			6 Months Ended
		Feb. 23, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
General Information [Abstract]
Issued and outstanding shares, percentage		49.00%
Net loss	[1]		$ (1,828)	$ (1,526)
Cash flows used in operating activities			(1,169)	$ (1,054)
Accumulated deficit			$ (5,506)		$ (3,678)

[1]	Except share and per share information